Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
EBP: 58-1111076 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
NOTE 5 – RELATED PARTY TRANSACTIONS AND PARTY-IN-INTEREST TRANSACTIONS

Plan investments are invested in mutual funds, guaranteed investment contracts, and pooled separate accounts managed by Principal Life Insurance Company as of and for the years ended December 31, 2025 and 2024. Principal Life Insurance Company is an affiliate of the Trustee and, therefore, these transactions qualify as party-in-interest transactions.
At December 31, 2025, the Plan held 255,539 shares of Ameris Bancorp common stock. During 2025, the Plan recorded $212,779 in cash dividends on Ameris Bancorp common stock.